Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Sale of stock price per share (in Dollars per share)	$ 2		$ 2
Warrant exercise price per share (in Dollars per share)	$ 0.0001		$ 0.0001
Redeemed common stock percentage	100.00%		100.00%
Consideration receivable percentage	70.00%		70.00%
Equity proceeds percentage			60.00%
Percentage of market value			180.00%
Derivative liability	$ 0
Fair value of warrants	(7,232,835)		$ (24,017,035)		$ 18,483,096
Fair value gain	$ 5,383,585		$ 6,093,635
Business Combination [Member]
Class of Stock [Line Items]
Newly issued price per share (in Dollars per share)	$ 9.2		$ 9.2
IPO Warrants [Member]
Class of Stock [Line Items]
Sale of stock price per share (in Dollars per share)	11.5		11.5
Warrant exercise price per share (in Dollars per share)	11.5		11.5
Warrant [Member]
Class of Stock [Line Items]
Sale of stock price per share (in Dollars per share)	$ 18		$ 18
Public warrants expire term	5 years		5 years		5 years
Warrant exercise price per share (in Dollars per share)	$ 9.2		$ 9.2
Redemption trigger price (in Dollars per share)	$ 18		$ 18
Percentage of market value			115.00%
Derivative liability	$ 5,383,585		$ 6,093,635
Public Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price per share (in Dollars per share)	$ 0.01		$ 0.01
Series A Warrants [Member]
Class of Stock [Line Items]
Public warrants expire term	5 years 6 months		5 years 6 months
Warrant exercise price per share (in Dollars per share)	$ 0.75		$ 0.75
Issuance of warrants			$ 12,656,550
Proceeds from private placement			3,850,000
Derivative liability			17,820,998
Fair value of warrants			$ 6,502,710
Warrants exercised (in Shares)	466,000		466,000
Series B Warrants [Member]
Class of Stock [Line Items]
Public warrants expire term	5 years 6 months		5 years 6 months
Warrant exercise price per share (in Dollars per share)	$ 0.0001		$ 0.0001
Issuance of warrants			$ 82,450
Fair value of warrants			$ 142,655
Warrants exercised (in Shares)	5,364,046		5,364,046
Issuance common shares (in Shares)			5,830,046
Series C Warrants [Member]
Class of Stock [Line Items]
Public warrants expire term	5 years 6 months		5 years 6 months
Warrant exercise price per share (in Dollars per share)	$ 0.3274		$ 0.3274
Issuance of warrants			$ 8,114,650
Proceeds from private placement			4,000,000
Derivative liability	$ 435,550		9,654,799
Fair value of warrants			8,160,300
Fair value gain			$ 435,550
Warrants exercised (in Shares)	0		0
Series D Warrants [Member]
Class of Stock [Line Items]
Public warrants expire term	5 years 6 months		5 years 6 months
Warrant exercise price per share (in Dollars per share)	$ 0.0001		$ 0.0001
Issuance of warrants			$ 1,540,150
Derivative liability			(9,654,799)
Fair value of warrants			$ 1,058,950
Warrants exercised (in Shares)	0		0
Minimum [Member]
Class of Stock [Line Items]
Common stock outstanding percentage	4.90%		4.90%
Maximum [Member]
Class of Stock [Line Items]
Common stock outstanding percentage	9.80%		9.80%
Common Stock [Member]
Class of Stock [Line Items]
Redemption trigger price (in Dollars per share)	$ 18		$ 18